                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 12/31/07

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: _______

THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT.
                                  [ ] ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    Capital Investment Counsel, Inc.
ADDRESS: 210 University Blvd. Suite 550
         Denver, CO 80206

Form 13F File Number: 028-10888

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:    Sharon Gaare
TITLE:   Chief Compliance Officer
PHONE:   (303)329-9000
SIGNATURE,PLACE,AND DATE OF SIGNING:

Sharon Gaare   Denver, CO   2/5/08

REPORT TYPE (CHECK ONLY ONE.):

[ ]  13F HOLDINGS REPORT

[x]  13F NOTICE

[ ]  13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
BBVA USA Bancshares, Inc.
Compass Bancshares, Inc.
Compass Bank

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.